Fair Value Measurement - Narrative (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 Milestone	Dec. 31, 2020 USD ($) Milestone	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		$ 2,474
Number of technical milestones | Milestone	4	4
Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs	13.5
Revenue Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs	29.0
Level 1 | Money market funds and time deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		$ 2,500	$ 2,500
Business Combination, Contingent Consideration Liability [Member] | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs		12.7	14.8
Business Combination, Contingent Consideration Liability [Member] | Revenue Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs		30.0	23.0